Document and Entity Information Document	Feb. 12, 2020	Feb. 10, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Feb. 12, 2020
Entity Registrant Name		GENESCO INC
Entity Central Index Key		0000018498
Amendment Flag		false
Entity Incorporation, State or Country Code		TN
Entity File Number		1-3083
Entity Tax Identification Number		62-0211340
Entity Address, Address Line One		1415 Murfreesboro Road
Entity Address, City or Town		Nashville
Entity Address, State or Province		TN
Entity Address, Postal Zip Code		37217-2895
City Area Code		615
Local Phone Number		367-7000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $1.00 par value
Trading Symbol		GCO
Security Exchange Name		NYSE
Entity Emerging Growth Company		false